Redeemable Noncontrolling Interests - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Percentage of amount equal to the sum of its original issue price on each preferred shares	100.00%
Percentage of annual compound interest calculated from the actual payment date of its purchase price	8.00%